Share based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total stock based compensation expense	$ 168,416	$ 43,809	$ 386,154
Stock Options
Total stock based compensation expense	34,223	43,809	386,154
Deferred Share Units
Total stock based compensation expense	15,000	0	0
Restricted Stock Units
Total stock based compensation expense	111,060	0	0
Employee Share Purchase Plan
Total stock based compensation expense	$ 8,133	$ 0	$ 0